Derivative Liabilities	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

NOTE 7 – Derivative Liabilities

The embedded conversion feature in the convertible debt instruments that the Company issued (See Note 8), that became convertible during the nine months ended October 31, 2023, qualified it as a derivative instrument since the number of shares issuable under the note is indeterminate based on guidance in FASB ASC 815, Derivatives and Hedging. These convertible notes tainted all other equity linked instruments including outstanding warrants and fixed rate convertible debt on the date that the instrument became convertible.

The valuation of the derivative liabilities of the warrants was determined through the use of a Monte Carlo option pricing model that values the liability of the warrants based on a risk-neutral valuation where the price of the warrant is its discounted expected value. The technique applied generates a large number of possible (but random) price paths for the underlying common stock via simulation, and then calculates the associated exercise value (i.e. “payoff”) of the warrant for each path. These payoffs are then averaged and discounted to a current valuation date resulting in the fair value of the warrant.

The valuation of the derivative liabilities attached to the convertible debt was arrived at through the use of a Monte Carlo model that values the derivative liability within the notes. The technique applied generates a large number of possible (but random) price paths for the underlying (or underlyings) via simulation, and then calculates the associated payment value (cash, stock, or warrants) of the derivative features. The price of the underlying common stock is modeled such that it follows a geometric Brownian motion with constant drift, and elastic volatility (increasing as stock price decreases). The stock price is determined by a random sampling from a normal distribution. Since the underlying random process is the same, for enough price paths, the value of the derivative is derived from path dependent scenarios and outcomes. The features in the notes that were analyzed and incorporated into the model included the conversion features with the reset provisions, the call/redemption/prepayment options, and the default provisions. Based on these features, there are six primary events that can occur; payments are made in cash; payments are made with stock; the note holder converts upon receiving a redemption notice; the note holder converts the note; the issuer redeems the note; or the Company defaults on the note. The model simulates the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e. stock price, conversion price, etc.). Probabilities were assigned to each variable such as redemption likelihood, default likelihood, and timing and pricing of reset events over the remaining term of the notes based on management projections. This led to a cash flow simulation over the life of the note. A discounted cash flow for each simulation was completed, and it was compared to the discounted cash flow of the note without the embedded features, thus determining a value for the derivative liabilities.

Key inputs and assumptions used to value the convertible note when it became convertible and upon settlement, and warrants upon tainting, were as follows:

●	The stock projections are based on the historical volatilities for each date. These volatilities were in the 198% to 239% range. The stock price projection was modeled such that it follows a geometric Brownian motion with constant drift and a constant volatility, starting with the market stock price at each valuation date;

●	An event of default would not occur during the remaining term of the note;

●	Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 5% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 6% per month.

●	The effective discount was determined based on the historical trading history of the Company based on the specific pricing mechanism in each note;

●	The Company would not have funds available to redeem the notes during the remaining term of the convertible notes;

●	Discount rates were based on risk free rates in effect based on the remaining term and date of each valuation and instrument.

●	The Holder would exercise the warrant at maturity if the stock price was above the exercise price;

●	The Holder would exercise the warrant after any holding period prior to maturity at target prices starting at 2 times the exercise price for the Warrants or higher subject to monthly limits of: 5% of the last 6 months average trading volume increasing by 1% per month and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.

Using the results from the model, the Company recorded a derivative liability during the nine months ended October 31, 2023 of $146,368 for the fair value of the convertible feature included in the Company’s convertible debt instruments. The derivative liability recorded for the convertible feature created a “day 1” derivative loss of $0 and a debt discount of $146,368 that is being amortized over the remaining term of the note using the effective interest rate method. Interest expense related to the amortization of this debt discount for the nine months ended October 31, 2023, was $197,477. The remaining unamortized debt discount related to the derivative liability was $0 as of October 31, 2023.

During the nine months ended October 31, 2023, the Company recorded $156,309 due to the conversions of a portion of the Company’s convertible notes. The Company also recorded a change in the fair value of the derivative liabilities as a gain of $160,551 to reflect the value of the derivative liabilities for warrants and convertible notes as of October 31, 2023.

During the nine months ended October 31, 2022, the Company recorded a reclassification from derivative liabilities to equity of $0 for warrants becoming untainted and $118,332 due to the conversions of a portion of the Company’s convertible notes. The Company also recorded a change in the fair value of the derivative liabilities as a gain of $490,849 to reflect the value of the derivative liabilities for warrants and convertible notes as of October 31, 2022.

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liabilities:

	Nine months ended October 31,
	2023	2022
Beginning balance	$172,393	$-
Total (gain) loss	(160,551)	(490,849)
Settlements	(156,309)	(118,332)
Additions recognized as debt discount	146,368	168,080
Changes due to tainted (untainted) warrants	(1,901)	734,292
Ending balance	$-	$293,191

Change in fair value of derivative liabilities included in earnings relating to derivatives	$(160,551)	$(490,849)

NOTE 7 – Derivative Liabilities

The embedded conversion feature in the convertible debt instruments that the Company issued (See Note 6), that became convertible during the years ended January 31, 2023 and 2022, qualified it as a derivative instrument since the number of shares issuable under the note is indeterminate based on guidance in ASC 815, “Derivatives and Hedging”. This convertible note tainted all other equity linked instruments including outstanding warrants and fixed rate convertible debt on the date that the instrument became convertible.

The valuation of the derivative liability of the warrants was determined through the use of a Monte Carlo options model that values the liability of the warrants based on a risk-neutral valuation where the price of the option is its discounted expected value. The technique applied generates a large number of possible (but random) price paths for the underlying common stock via simulation, and then calculates the associated exercise value (i.e. “payoff”) of the option for each path. These payoffs are then averaged and discounted to a current valuation date resulting in the fair value of the option.

The valuation of the derivative liability attached to the convertible debt was arrived at through the use of a Monte Carlo model that values the derivative liability within the notes. The technique applied generates a large number of possible (but random) price paths for the underlying (or underlyings) via simulation, and then calculates the associated payment value (cash, stock, or warrants) of the derivative features. The price of the underlying common stock is modeled such that it follows a geometric Brownian motion with constant drift, and elastic volatility (increasing as stock price decreases). The stock price is determined by a random sampling from a normal distribution. Since the underlying random process is the same, for enough price paths, the value of the derivative is derived from path dependent scenarios and outcomes. The features in the notes that were analyzed and incorporated into the model included the conversion features with the reset provisions, the call/redemption/prepayment options, and the default provisions. Based on these features, there are six primary events that can occur; payments are made in cash; payments are made with stock; the note holder converts upon receiving a redemption notice; the note holder converts the note; the issuer redeems the note; or the Company defaults on the note. The model simulates the underlying economic factors that influenced which of these events would occur, when they were likely to occur, and the specific terms that would be in effect at the time (i.e. stock price, conversion price, etc.). Probabilities were assigned to each variable such as redemption likelihood, default likelihood, and timing and pricing of reset events over the remaining term of the notes based on management projections. This led to a cash flow simulation over the life of the note. A discounted cash flow for each simulation was completed, and it was compared to the discounted cash flow of the note without the embedded features, thus determining a value for the derivative liability.

Key inputs and assumptions used to value the convertible note when it became convertible and upon settlement, and warrants upon tainting, were as follows:

●	The stock projections are based on the historical volatilities for each date. These volatilities were in the 80.8% to 164.0% range. The stock price projection was modeled such that it follows a geometric Brownian motion with constant drift and a constant volatility, starting with the market stock price at each valuation date;

●	An event of default would not occur during the remaining term of the note;

●	Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 5% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.

●	The effective discount was determined based on the historical trading history of the Company based on the specific pricing mechanism in each note;

●	The Company would not have funds available to redeem the notes during the remaining term of the convertible notes;

●	Discount rates were based on risk free rates in effect based on the remaining term and date of each valuation and instrument.

●	The Holder would exercise the warrant at maturity if the stock price was above the exercise price;

●	The Holder would exercise the warrant after any holding period prior to maturity at target prices starting at 2 times the exercise price for the Warrants or higher subject to monthly limits of: 5% of the last 6 months average trading volume increasing by 1% per month and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.

Using the results from the model, the Company recorded a derivative liability during the year ended January 31, 2023 of $734,294 for newly granted and existing warrants (see Note 10) that were tainted and a derivative liability of $172,393 for the fair value of the convertible feature included in the Company’s convertible debt instruments. The derivative liability recorded for the convertible feature created a “day 1” derivative loss of $0 and a debt discount of $192,482 that was amortized over the remaining term of the note using the effective interest rate method. Interest expense related to the amortization of this debt discount for the year ended January 31, 2023, was $229,698. The remaining unamortized debt discount related to the derivative liability was $13,439 as of January 31, 2023.

During the year ended January 31, 2023, the Company recorded a reclassification from derivative liabilities to equity of $734,294 for warrants becoming untainted and $144,464 due to the conversions of a portion of the Company’s convertible notes. The Company also recorded the change in the fair value of the derivative liabilities as a gain of $609,622 to reflect the value of the derivative liabilities for warrants and convertible notes as of January 31, 2023.

Using the results from the model, the Company recorded a derivative liability during the year ended January 31, 2022 of $734,070 for newly granted and existing warrants that were tainted and a derivative liability of $78,165 for the fair value of the convertible feature included in the Company’s convertible debt instruments. The derivative liability recorded for the convertible feature created a “day 1” derivative loss of $0 and a debt discount of $78,165 that was amortized over the remaining term of the note using the effective interest rate method. Interest expense related to the amortization of this debt discount for the year ended January 31, 2022 was $78,165. The remaining unamortized debt discount related to the derivative liability was $0 as the notes were fully converted by January 31, 2022.

During the year ended January 31, 2022, the Company recorded a reclassification from derivative liability to equity of $734,070 for warrants becoming untainted and $585,957 due to the conversions of a portion of the Company’s convertible notes.

The Company also recorded the change in the fair value of the derivative liability as a gain of $609,622 and $226,278, respectively, to reflect the value of the derivative liability for warrants and convertible notes as of January 31, 2023 and 2022, respectively. The Company did not have a derivative liability as of January 31, 2022 since none of the outstanding notes remained convertible at the end of the periods and consequently the outstanding warrants were no longer tainted.

The following table sets forth a reconciliation of changes in the fair value of the Company’s derivative liability:

	Year Ended January 31,
	2023	2022
Beginning balance	$-	$-
Total gains	(609,622)	(226,278)
Settlements	(144,764)	(585,957)
Additions recognized as debt discount	192,485	78,165
Additions due to tainted warrants	734,294	734,070
Ending balance	$172,393	$-

Change in unrealized gains included in earnings relating to derivatives	$(609,622)	$(226,278)